Share-based Compensation	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Share-based Compensation

8. Share-based compensation

2020 Share Omnibus Plan

Under the Company’s shareholder and subscription agreements, which were effective until the date of IPO, the Company was authorized to grant equity awards to individuals including a director of and/or a person who is employed by or who directly or indirectly provides consultancy services to the Company, in the form of D, E, F, G, H, I, J, K, L, M and N ordinary shares, collectively referred to as Employee Shares and share options. All Employee Shares converted into ordinary shares in accordance with the reverse share split implemented on IPO. The share options were granted pursuant to the terms of the 2020 Share Omnibus Plan, or the 2020 Plan.

Upon and following closing of the IPO, no further equity awards were granted under the 2020 Plan. To the extent outstanding options granted under the 2020 Plan are cancelled, forfeited or otherwise terminated without being exercised and would otherwise have been returned to the share reserve under the 2020 Plan, the number of shares underlying such awards will be available for future grant under the Company’s 2021 Omnibus Plan (see below). In anticipation of IPO, the holders of Employee Shares and the Company entered into individual vesting agreements, or Vesting Agreements, which apply the same terms to vesting of Employee Shares as applied prior to IPO under the Company’s pre-IPO Articles of Association, except that following the IPO Employee Shares that would pre-IPO have converted to deferred shares, will be transferred back to the Company and cancelled within twelve months of an employee leaving the Company.

2021 Share Omnibus Plan

In March 2021, the Company’s board of directors adopted, and the Company’s shareholders approved, the 2021 Share Omnibus Plan, or the 2021 Plan, which became effective upon the effectiveness of the Company’s Registration Statement on Form F-1 in connection with the IPO. The 2021 Plan allows the remuneration committee to make equity-based and cash-based incentive awards to our officers, employees, directors and other key persons (including consultants).

The Company committee initially reserved 2,572,558 of its ordinary shares for the issuance of awards under the 2021 Plan. The 2021 Plan provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning on January 1, 2022, by 4% of the outstanding number of ordinary shares on the immediately preceding December 31, or such lesser number of shares as determined by our remuneration committee. This number is subject to adjustment in the event of a sub-division, consolidation, share dividend or other change in our capitalization. The total number of ordinary shares that may be issued under the 2021 Plan was 7,471,315 shares as of June 30, 2024, of which 752,914 shares remained available for future grant after taking into account options granted and adding back forfeitures in the period.

2021 Employee Share Purchase Plan

The Company’s 2021 Employee Share Purchase Plan, or ESPP, was adopted by the Board in March 2021 and approved by shareholders in March 2021 and became effective upon the effectiveness of the Company’s Registration Statement on Form F-1 in connection with the IPO. The ESPP initially reserved and authorized the issuance of up to a total of 467,738 ordinary shares to participating employees. The ESPP provides that the number of shares reserved and available for issuance will automatically increase each January 1, beginning on January 1, 2022 and each January 1 thereafter through January 1, 2022, by the least of: (i) 1% of the outstanding number of ordinary shares on the immediately preceding December 31; (ii) 467,738 ordinary shares or (iii) such number of shares as determined by the remuneration committee. The number of shares reserved under the ESPP is subject to change in the event of a share split, share dividend or other change in our capitalization. The purpose of the ESPP is to: (i) provide U.S. employees the opportunity to purchase ordinary shares or ADSs at 85% of the fair market value of the ADSs on the offering date or the exercise date, whichever is lower, and (ii) provide UK-based employees with ordinary shares or ADSs under the SIP Plan as further discussed below.

The total number of ordinary shares that had been approved for issue under the ESPP was 1,286,392 shares as of June 30, 2024. The initial purchase period under the ESPP commenced in February 2022. The Company estimated the fair value of the option component of the ESPP at the date of grant using a Black-Scholes valuation model. During the three and six months ended June 30, 2024, the compensation expense from ESPP shares, including SIP shares was $0.1 million and was less than $0.1 million, respectively. During the three and six months ended June 30, 2023, the compensation expense from ESPP shares was less than $0.1 million.

2021 Share Incentive Plan

The Achilles Therapeutics plc Share Incentive Plan, or SIP Plan is a sub plan of the ESPP.  This SIP Plan is an HMRC approved Plan for UK tax-paying employees. Under the SIP Plan, eligible employees can receive "Free Shares" within HMRC guidelines, purchase ordinary shares from the market, or Partnership Shares, as well as receive "Matching Shares" which are issued without any consideration payment in connection with an acquisition of Partnership Shares (collectively referred to as "SIP Shares"). For any award of Matching Shares, the renumeration committee must specify the ratio of Matching Shares to Partnership Shares. Under HMRC rules, the ratio determined by the renumeration committee must not exceed two Matching Shares for every Partnership Share.

There is no minimum service condition on the Partnership Shares, and the participants can sell/transfer the shares after their acquisition from the market. There is a minimum service condition for the Free and Matching Shares that requires the participants to provide continuing service for at least 36 months from the date of grant. If the participants are no longer with the Company or its subsidiaries before the completion of 36 months' service (with the relevant date determined as the last day of employment), the Free and Matching Shares generally will be 100% forfeited and available for future issuance.

During the six months ended June 30, 2024, 44,026 shares were issued under the ESPP, including SIP shares. This reduced the number of shares reserved and available to grant under the ESPP to 643,408 shares available to grant as of June 30, 2024.

Employee Shares and SIP Shares

Prior to the IPO, the Company typically granted shares which vested over a four-year service period with 25% of the award vesting on the first anniversary of the vesting commencement date, and the balance vesting periodically over the remaining three years.

Post IPO, the Company typically grants SIP Shares under the SIP Plan. SIP Shares effectively vest in full on the third anniversary of the service commencement date.

Unvested Employee Shares are forfeited upon the termination of employment or service relationship in accordance with the process set out in the Articles of the Company prior to IPO, and in accordance with the process set out in the Vesting Agreements post-IPO and 2020 Plan, or in the case of the SIP Plan, SIP shares in accordance with the rules of the SIP Plan. Before IPO, the forfeited shares were converted into deferred shares, with a repurchase right for a nominal amount in favor of the Company. As of December 31, 2020, the Company repurchased 1,509,384 deferred shares for consideration of £0.01 to each holder for all of the deferred shares held by that holder. As part of the Company’s reorganization, 109,058 outstanding deferred shares in existence immediately before the IPO were cancelled upon the IPO, and a single deferred share with a nominal value of £92,451.85 in the capital of the Company was created. As of June 30, 2024, the Company had one deferred share which could be repurchased by the Company at any time for nil consideration. SIP shares forfeited under the rules of the SIP Plan are made available under the ESPP for future issuances.

The Company measures all share-based awards using the fair value on the date of grant and recognizes compensation expense for those awards over the requisite service period, which is generally the vesting period of the respective award. The Company has granted Employee Shares to employees and non-employees with service-based conditions and SIP Shares to employees with service-based conditions, and in both cases records expense for these awards using the straight-line method.

A summary of the changes in the Company’s unvested ordinary shares from December 31, 2023 through June 30, 2024 are as follows:

	Number of	Weighted
	unvested	average
	ordinary	grant date
	shares	fair value
Unvested ordinary shares as of December 31, 2023	838,845	$3.92
Granted	38,142	0.94
Vested	(149,230)	8.07
Forfeited	(46,135)	1.63
Unvested ordinary shares as of June 30, 2024	681,622	$2.96

As of June 30, 2024 and December 31, 2023, there was $1.2 million and $2.6 million, respectively, of unrecognized compensation cost related to unvested Employee Shares outstanding, which is expected to be recognized over a weighted-average period of 0.9 years and 1.2 years, respectively.

Share Options

The following table summarizes the Company’s share options activity for the six months ended June 30, 2024:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2023	5,057,099	$4.09	8.27	$232
Granted	2,129,192	$0.99	—	—
Exercised	—	—	—	—
Forfeited	(103,608)	$2.70	—	—
Outstanding as of June 30, 2024	7,082,683	$3.10	8.35	$212
Exercisable as of June 30, 2024	2,214,261	$5.74	7.21	$51
Unvested as of June 30, 2024	4,993,422	$1.93	8.85	$161

The weighted average grant-date fair value of share options granted during the three and six months ended June 30, 2024 was $0.66 and $0.76 per share, respectively.

As of June 30, 2024, there was $5.0 million of unrecognized compensation cost related to share options outstanding, which is expected to be recognized over a weighted-average period of 2.3 years.

Share Option Valuation

The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees during the three and six months ended June 30, 2024 and 2023, respectively, were as follows:

	Three Months Ended
	June 30,	June 30,
	2024	2023
Expected term (in years)	5.60	5.56
Expected volatility	92.11%	75.11%
Expected dividend yield	0.00%	0.00%
Risk free interest rate	4.28%	3.90%
Fair value of underlying ordinary shares	$0.87	$0.96

	Six Months Ended
	June 30,	June 30,
	2024	2023
Expected term (in years)	6.04	6.02
Expected volatility	90.10%	72.76%
Expected dividend yield	0.00%	0.00%
Risk free interest rate	3.82%	3.51%
Fair value of underlying ordinary shares	$0.99	$1.19

Share-based Compensation Expense

Share-based compensation expense recorded is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Research and development	$764	$934	$1,586	$1,819
General and administrative	548	767	1,113	1,534
	$1,312	$1,701	$2,699	$3,353